CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income
Loans and leases, including fees	$ 836,541	$ 743,770	$ 458,742
Investment securities
Taxable	124,936	125,520	102,314
Tax-exempt	10,835	13,901	18,466
Total interest on investment securities	135,771	139,421	120,780
Other earning assets	29,783	19,813	5,484
Total interest income	1,002,095	903,004	585,006
Interest expense
Deposits	331,092	202,010	28,140
Short-term borrowings	38,856	53,378	19,132
Long-term borrowings	20,137	19,846	18,591
Total interest expense	390,085	275,234	65,863
Net interest income	612,010	627,770	519,143
Provision for credit losses - loan and lease	49,211	43,074	6,731
Provision for Other Credit Losses	(1,552)	33	4,982
Net interest income after provision for credit losses	564,351	584,663	507,430
Noninterest income
Service charges on deposit accounts	29,279	27,289	28,062
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions	28,720	26,081	23,506
Bankcard income	14,399	14,039	14,380
Client derivative fees	4,701	5,155	5,441
Foreign exchange income	56,064	54,051	54,965
Operating Lease, Lease Income	67,641	51,322	31,574
Net gains from sales of loans	17,918	13,217	15,048
Net gain (loss) on investment securities	(22,575)	(1,052)	(1,208)
Other	27,421	22,320	17,873
Total noninterest income	223,568	212,422	189,641
Noninterest expenses
Salaries and employee benefits	304,389	292,731	269,368
Net occupancy	23,050	22,990	22,208
Furniture and equipment	14,427	13,543	13,224
Data processing	35,178	35,852	33,662
Marketing	9,026	9,647	8,744
Communication	3,229	2,729	2,683
Professional services	14,087	9,926	9,734
Amortization of Tax Credit Investments	14,396	1,295	23,826
State intangible tax	2,524	3,914	4,285
FDIC assessments	11,209	11,948	7,194
Intangible assets amortization	9,487	10,402	11,185
Operating Lease, Expense	44,317	32,500	20,363
Other	34,276	31,012	28,873
Total noninterest expenses	519,595	478,489	455,349
Income before income taxes	268,324	318,596	241,722
Income tax expense	39,494	62,733	24,110
Net income	$ 228,830	$ 255,863	$ 217,612
Earnings per common share
Basic	$ 2.42	$ 2.72	$ 2.33
Diluted	$ 2.40	$ 2.69	$ 2.30
Average common shares outstanding - basic	94,404,617	93,938,772	93,528,712
Average common shares outstanding - diluted	95,405,719	95,096,067	94,586,851